SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($)		9 Months Ended
	Mar. 18, 2016	Sep. 30, 2016	Dec. 31, 2015
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 0
2006 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 0
Unvested restricted shares		0
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		1.00%
Expected stock price volatility		46.00%
Risk-free interest rate		1.44%
Expected average life of options (years)		5 years 7 months 6 days
2011 Share Incentive Plan [Member] | Modified Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted	4,572,234
Weighted-Average Exercise Price per Share, Granted	$ 5.7567
Incremental share based compensation expense	$ 689,000
Number of years the awards becomes exercisable	3 years
Expected dividend yield	1.00%
Expected stock price volatility	45.80%
Risk-free interest rate	1.31%
Expected average life of options (years)	5 years 7 months 6 days
2011 Share Incentive Plan [Member] | Modified Share Options [Member] | American Depository Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price per Share, Granted	$ 17.27
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 16,338,000
Number of Share Options, Granted		4,759,686
Weighted-Average Exercise Price per Share, Granted		$ 5.76
Number of years the awards becomes exercisable		3 years
Expiration term of ordinary share options granted		10 years
Weighted-average fair value of share options granted		$ 2.29
Period of recognition of unrecognized compensation cost		2 years 5 months 16 days
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 20,375,000
Unvested restricted shares		4,860,356	2,234,690
Number of years the awards becomes exercisable		3 years
Period of recognition of unrecognized compensation cost		2 years 1 month 6 days
Total fair value at date of grant of restricted shares vested		$ 17,641,000
MCP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 281,000
Period of recognition of unrecognized compensation cost		1 year 5 months 19 days
MCP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 602,000
Unvested restricted shares		6,811,245	28,531,215
Period of recognition of unrecognized compensation cost		1 year 4 months 6 days